Risk management, derivative instruments and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)
2.9 % Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 63,826	$ 63,826
Derivative Liability, Fair Value carrying amount assets	$ (3,364)	$ (3,364)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.90%	2.90%
2.8% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 63,826	$ 63,826
Derivative Liability, Fair Value carrying amount assets	$ (3,015)	$ (3,015)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.80%	2.80%
2.7% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index		LIBOR
Derivative, Notional amount	$ 63,826	$ 63,826
Derivative Liability, Fair Value carrying amount assets	$ (2,767)	$ (2,767)
Derivative, Term		Jan 2026
Derivative, Fixed interest rate	2.70%	2.70%
2.7% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index		LIBOR
Derivative, Notional amount	$ 63,826	$ 63,826
Derivative Liability, Fair Value carrying amount assets	$ (2,522)	$ (2,522)
Derivative, Term		Jan 2026
Derivative, Fixed interest rate	2.70%	2.70%
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index		LIBOR
Derivative, Notional amount	$ 126,553	$ 126,553
Derivative Liability, Fair Value carrying amount assets	$ (3,969)	$ (3,969)
Derivative, Term		Sept 2026
Derivative, Fixed interest rate	2.80%	2.80%